Consolidated Statements of Profit or Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Consolidated Statements of Profit or Loss [Abstract]
Revenue	$ 88,379	$ 107,739	$ 128,003
Cost of revenue	(66,222)	(77,628)	(95,230)
Gross profit	22,157	30,111	32,773
Fulfilment expenses	(14,917)	(18,175)	(18,882)
Marketing expenses	(5,400)	(7,573)	(9,739)
Technology and content expenses	(3,809)	(4,811)	(5,252)
General and administrative expenses	(11,394)	(11,055)	(15,974)
Government grant	203	167	290
Operating loss	(13,160)	(11,336)	(16,784)
Other income	676	415	550
Other expenses	(731)	(923)	(1,157)
Finance costs	(3,533)	(3,250)	(1,797)
Finance income	7	14	35
Total operating loss	(16,741)	(15,080)	(19,153)
Change in fair value of:
Convertible preference shares	(2,068)	70,063	59,233
Recapitalization expenses	(16,530)
Profit/(loss) before tax	(35,339)	54,983	40,080
Tax expense	(116)	(75)	(10)
Profit/(loss) for the year	(35,455)	54,908	40,070
Attributable to:
Owners of the Company	(35,239)	55,365	40,654
Non-controlling interests	(216)	(457)	(584)
Profit/(loss) for the year	$ (35,455)	$ 54,908	$ 40,070
Profit/(loss) per share (US$)
Basic, profit/(loss) for the year attributable to ordinary equity holders of the parent	$ (42.92)	$ 69.73	$ 51.99
Diluted, loss for the year attributable to ordinary equity holders of the parent	$ (42.92)	$ (6.44)	$ (7.89)